Receivables - Additional Information (Detail) $ in Millions	9 Months Ended
	Sep. 30, 2017 USD ($) Contract	Sep. 30, 2016 USD ($) Contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
Number of accounts receivable undergoing bankruptcy proceedings | Contract	453	562
Amount of accounts receivable undergoing bankruptcy proceedings	$ 30	$ 34
NAFTA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease, contracts | Contract	235	245
Concession cases by court | Contract	235	245
Pre-modification value of retail and finance lease receivable contracts	$ 6	$ 4
Post-modification value of retail and finance lease receivable contracts	5	3
EMEA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	12	29
LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 18	$ 16